Commitments and Contingencies (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum purchase commitments	¥ 800.0	$ 122.6
Unpaid purchased price			¥ 622.5	$ 95.4